Note 2 - Investments (Details) - Mortgage Loans by State (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	$ 18,601,722	$ 16,620,290
KENTUCKY
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	3,740,272	2,987,588
FLORIDA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	2,622,740	3,039,200
TEXAS
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	2,432,643	2,283,924
GEORGIA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	2,339,300	2,437,932
OHIO
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	1,599,450	1,679,868
TENNESSEE
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	1,203,184	1,184,954
CALIFORNIA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	942,036
NORTH CAROLINA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	589,779	524,036
ILLINOIS
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	540,634	554,971
ARIZONA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	506,134	530,657
WEST VIRGINIA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	467,480	494,643
ALABAMA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	395,065	413,631
MASSACHUSETTS
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	283,341
NEW JERSEY
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	258,239
SOUTH CAROLINA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	250,826	270,303
COLORADO
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	230,782
IDAHO
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	188,882	202,476
INDIANA
Note 2 - Investments (Details) - Mortgage Loans by State [Line Items]
Mortgage loans	$ 10,935	$ 16,107